Long-Term Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Future Contractual Principal and Final Fee Payments on Debt and Capital Lease Obligations

As of December 31, 2014, future contractual principal and final fee payments on the Company’s debt and capital lease obligations are as follows (in thousands):

Year ending December 31:	Total	Term Loan	Capital Lease
2015	$1	$—	$1
2016	3,432	3,430	2
2017	4,052	4,049	3
2018	4,275	4,271	4
2019	2	—	2

Total	$11,762	$11,750	$12

Summary of Reconciliation of Future Contractual Principal and Final Fee Payments on Debt and Capital Lease Obligations

The following table provides a reconciliation of the Company’s future contractual principal and final fee payments on its debt and capital lease obligations to the reported carrying value as of December 31, 2014 (in thousands):

Total loan debt and capital lease obligations	$11,762
Less: Debt discount	(1,659)

Total carrying value:	10,103

Less: Carrying value of current portion of long-term obligations	(1)

Carrying value of long-term obligations, less current portion	10,102